Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	$ 94
Ending balance	161	$ 94
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	1,968	1,965
Additions	112	3
Derecognitions	(69)
Ending balance	2,011	1,968
Cost [Member] | Furniture and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	451	451
Additions	41	2
Derecognitions
Ending balance	492	451
Cost [Member] | Computers and electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	291	289
Additions	16	2
Derecognitions
Ending balance	307	291
Cost [Member] | Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	70	70
Additions	22
Derecognitions	(69)
Ending balance	23	70
Cost [Member] | Molds and production equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	1,156	1,155
Additions	33	1
Derecognitions
Ending balance	1,189	1,156
Amortized cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	94
Ending balance	161	94
Amortized cost [Member] | Furniture and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	7
Ending balance	46	7
Amortized cost [Member] | Computers and electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	7
Ending balance	16	7
Amortized cost [Member] | Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	8
Ending balance	21	8
Amortized cost [Member] | Molds and production equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	75
Ending balance	78	75
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	1,874	1,818
Additions	41	56
Derecognitions	(65)
Ending balance	1,850	1,874
Accumulated depreciation [Member] | Furniture and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	444	443
Additions	2	1
Derecognitions
Ending balance	446	444
Accumulated depreciation [Member] | Computers and electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	284	280
Additions	7	4
Derecognitions
Ending balance	291	284
Accumulated depreciation [Member] | Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	65	59
Additions	2	6
Derecognitions	(65)
Ending balance	2	65
Accumulated depreciation [Member] | Molds and production equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	1,081	1,036
Additions	30	45
Derecognitions
Ending balance	$ 1,111	$ 1,081